LONG-TERM DEBT (Details Textual) (USD $) In Millions, except Share data, unless otherwise specified	3 Months Ended	6 Months Ended
	Mar. 31, 2013	Jun. 30, 2013
Percentage Of Earn Out Payment		20.00%
Percentage Of Commitment		100.00%
Business Acquisition Commitment Amount		$ 1
Secured Debt		12
Fair Value Inputs, Discount Rate		20.00%
Fair Value Inputs, Cap Rate	63.00%	100.00%
Debt Financing Facility Agreement Amount		15
Facility Agreement [Member]
Debt Financing Facility Agreement Amount		15
Fund Raised From Debt Financing Facility		12.4
Premium On Reimbursement		2.6
Long Term Debt Repayment Of Principal In First Year		10.00%
Long Term Debt Repayment Of Principal In Second Year		20.00%
Long Term Debt Repayment Of Principal In Third Year		30.00%
Long Term Debt Repayment Of Principal In Fourth Year		40.00%
Amortized Cost Effective Rate		23.00%
Royalty Agreement [Member]
Fund Raised From Debt Financing Facility		$ 2.6
Long Term Debt Repayment Percentage		1.75%
Debt Repayment Term		Dec. 31, 2024
Hycet [Member]
Fair Value Inputs, Discount Rate		13.00%
American Depository Shares [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights		3,300,000